Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000151117 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000151117 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000151117 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000151117 | Government of New Zealand
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000151117 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000151117 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000151117 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000151117 | Republic of Serbia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000151117 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000151117 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000151117 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000151117 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000151117 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000151117 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000151117 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000151117 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000151117 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000151117 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000151117 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000151118 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000151118 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000151118 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000151118 | Government of New Zealand
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000151118 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000151118 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000151118 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000151118 | Republic of Serbia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000151118 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000151118 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000151118 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000151118 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000151118 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000151118 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000151118 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000151118 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000151118 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000151118 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000151118 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000159134 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000159134 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000159134 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000159134 | Government of New Zealand
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000159134 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159134 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159134 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159134 | Republic of Serbia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159134 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159134 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159134 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000159134 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000159134 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000159134 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000159134 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159134 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159134 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159134 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159134 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000219340 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000219340 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219340 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219340 | Government of New Zealand
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219340 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219340 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219340 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219340 | Republic of Serbia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219340 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219340 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219340 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000219340 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000219340 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000219340 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000219340 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219340 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219340 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219340 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219340 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)